Loans (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of Loans	Below is a disaggregated presentation of our loans, inclusive of fair market value adjustments and accrued interest income, as applicable, as of the dates indicated:

	December 31,
	2021	2020
Loans at fair value
Securitized student loans	$574,328	$908,427
Securitized personal loans	234,576	559,743
Student loans	2,876,509	1,958,032
Home loans	212,709	179,689
Personal loans	2,054,850	1,253,177
Total loans at fair value	5,952,972	4,859,068
Loans at amortized cost(1)
Credit card loans(2)	115,912	3,723
Commercial loan(3)	—	16,512
Total loans at amortized cost	115,912	20,235
Total loans	$6,068,884	$4,879,303
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(1)See Note 1 for additional information on our loans at amortized cost as it pertains to the allowance for credit losses pursuant to ASC 326, Financial Instruments—Credit Losses (“ASC 326”).
(2)During the year ended December 31, 2021, we had originations of credit card loans of $380,979 and gross repayments on credit card loans of $261,283, of which $474 were non-cash reductions to the loan balance through reward point redemptions. During the year ended December 31, 2020, we had originations of $6,957 and gross repayments of $3,017.
(3)During the third quarter of 2021, we issued a commercial loan that had a principal balance of $10,000, all of which was repaid during the third quarter of 2021. During the fourth quarter of 2020, we issued a commercial loan that had a principal balance of $16,500 and accumulated unpaid interest of $12 as of December 31, 2020, all of which was repaid during January 2021.
The following table summarizes the aggregate fair value of our loans measured at fair value on a recurring basis as of the dates indicated:

	Student Loans	Home Loans	Personal Loans	Total
December 31, 2021
Unpaid principal(1)	$3,356,344	$210,111	$2,188,773	$5,755,228
Accumulated interest	9,990	190	12,310	22,490
Cumulative fair value adjustments(1)	84,503	2,408	88,343	175,254
Total fair value of loans	$3,450,837	$212,709	$2,289,426	$5,952,972
December 31, 2020
Unpaid principal(1)	$2,774,511	$171,967	$1,780,246	$4,726,724
Accumulated interest	9,472	141	11,558	21,171
Cumulative fair value adjustments(1)	82,476	7,581	21,116	111,173
Total fair value of loans	$2,866,459	$179,689	$1,812,920	$4,859,068
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(1)These items are impacted by charge-offs during the period.
The following table summarizes the aggregate fair value of loans 90 days or more delinquent as of the dates indicated. As delinquent personal loans and student loans are charged off after 120 days of delinquency, amounts presented below represent the fair value of loans that are 90 to 120 days delinquent. There were no home loans that were 90 days or more delinquent as of the dates presented.

	Student Loans	Personal Loans	Total
December 31, 2021
Unpaid principal	$1,589	$4,765	$6,354
Accumulated interest	32	149	181
Cumulative fair value adjustments	(865)	(4,189)	(5,054)
Fair value of loans 90 days or more delinquent	$756	$725	$1,481
December 31, 2020
Unpaid principal	$1,046	$4,199	$5,245
Accumulated interest	37	210	247
Cumulative fair value adjustments	(442)	(3,872)	(4,314)
Fair value of loans 90 days or more delinquent	$641	$537	$1,178

Schedule of Loans Measured at Fair Value
The following table presents the changes in our loans measured at fair value on a recurring basis:

	Student Loans	Home Loans	Personal Loans	Total
Fair value as of January 1, 2020	$3,185,233	$91,695	$2,111,030	$5,387,958
Origination of loans	4,928,880	2,183,521	2,580,757	9,693,158
Principal payments	(883,761)	(2,748)	(1,015,046)	(1,901,555)
Sales of loans	(4,534,286)	(2,102,101)	(1,531,058)	(8,167,445)
Deconsolidation of securitizations	(495,507)	—	(406,687)	(902,194)
Purchases(1)	648,153	2,070	39,975	690,198
Change in accumulated interest	1,286	21	(2,379)	(1,072)
Change in fair value(2)	16,461	7,231	36,328	60,020
Fair value as of December 31, 2020	$2,866,459	$179,689	$1,812,920	$4,859,068
Origination of loans	4,293,526	2,978,222	5,386,934	12,658,682
Principal payments	(892,989)	(6,184)	(1,054,077)	(1,953,250)
Sales of loans	(2,854,778)	(2,935,038)	(4,290,424)	(10,080,240)
Purchases(1)	44,850	1,144	405,051	451,045
Change in accumulated interest	518	49	752	1,319
Change in fair value(2)	(6,749)	(5,173)	28,270	16,348
Fair value as of December 31, 2021	$3,450,837	$212,709	$2,289,426	$5,952,972
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(1)Purchases reflect unpaid principal balance and relate to previously transferred loans. Purchase activity during the years ended December 31, 2021 and 2020 included securitization clean-up calls (purchases we elect to make when the risk retention period has sunset) of $425,302 and $76,044, respectively. Additionally, during the years ended December 31, 2021 and 2020, the Company elected to purchase $17,596 and $606,264, respectively, of previously sold loans. The Company was not required to buy back these loans. The remaining purchases during the years presented related to standard representations and warranties pursuant to our various loan sale agreements.
(2)Changes in fair value of loans are recorded in the consolidated statements of operations and comprehensive income (loss) within noninterest income—loan origination and sales for loans held on the balance sheet prior to transfer to a third party through a sale or to a VIE and within noninterest income—securitizations for loans in a consolidated VIE. Changes in fair value are impacted by valuation assumption changes, as well as sales price execution and amount of time the loans are held prior to sale. The estimated amount of gains included in earnings attributable to changes in instrument-specific credit risk were $4,143, $13,896 and $9,501 during the years ended December 31, 2021, 2020 and 2019, respectively. The gains attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the loans. These assumptions are based on historical performance, market trends and performance expectations over the term of the underlying instrument.
The following table presents the changes in the residual investments and residual interests classified as debt, which are both measured at fair value on a recurring basis. We record changes in fair value within noninterest income—securitizations in the consolidated statements of operations and comprehensive income (loss), a portion of which is subsequently reclassified to interest expense—securitizations and warehouses for residual interests classified as debt and to interest income—securitizations for residual investments, but does not impact the liability or asset balance, respectively.

	Residual Investments	Residual Interests Classified as Debt
Fair value as of December 31, 2019	$262,880	$271,778
Additions	10,708	—
Change in valuation inputs or other assumptions(1)	9,702	38,216
Payments(2)	(96,505)	(89,978)
Transfers(3)	(47,261)	—
Derecognition upon achieving true sale accounting treatment	—	(101,718)
Fair value as of December 31, 2020	$139,524	$118,298
Additions	49,317	2,170
Change in valuation inputs or other assumptions(1)	10,603	22,802
Payments(2)	(78,425)	(49,588)
Fair value as of December 31, 2021	$121,019	$93,682
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(1)For residual investments, the estimated amount of gains (losses) included in earnings attributable to changes in instrument-specific credit risk were $(230), $(1,252) and $569 during the years ended December 31, 2021, 2020 and 2019, respectively. The gains (losses) attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the residual investments. These assumptions are based on historical performance, market trends and performance expectations over the term of the underlying instrument.
(2)Payments of residual investments included residual investment sales of $4,291 and $8,342 during the years ended December 31, 2021 and 2020, respectively.
(3)The year ended December 31, 2020 includes a transfer from residual investments (Level 3) to asset-backed bonds (Level 2) associated with a repackaged securitization transaction in which we formed a new VIE and, in the process, exchanged our residual interest for an asset-backed bond interest.
The following table presents the changes in our IRLCs and student loan commitments, which are measured at fair value on a recurring basis. Changes in the fair values of IRLCs and student loan commitments are recorded within noninterest income—loan origination and sales in the consolidated statements of operations and comprehensive income (loss).

	IRLCs	Student Loan Commitments
Fair value as of December 31, 2019	$1,090	$—
Revaluation adjustments	62,528	—
Funded loans(1)	(27,321)	—
Unfunded loans(1)	(20,677)	—
Fair value as of December 31, 2020	$15,620	$—
Revaluation adjustments	23,211	6,410
Funded loans(1)	(24,330)	(2,384)
Unfunded loans(1)	(10,742)	(1,806)
Fair value as of December 31, 2021	$3,759	$2,220
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(1)For each quarter within the years presented, funded and unfunded loan fair value adjustments represent the unpaid principal balance of funded and unfunded loans, respectively, during the quarter multiplied by the IRLC or student loan commitment price in effect at the beginning of the quarter. The amounts presented on a year-to-date basis represent the summation of the per-quarter effects.
The following table presents the changes in our purchase price earn-out, which is measured at fair value on a recurring basis. Changes in the fair value are recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss).

Purchase Price Earn-Out
Fair value as of January 1, 2021	$—
Initial recognition(1)	7,165
Payments	(5,040)
Changes in valuation inputs or assumptions	2,147
Fair value as of December 31, 2021	$4,272
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(1)The estimated amount of losses included in earnings attributable to changes in instrument-specific credit risk were $286 during the year ended December 31, 2021. The losses attributable to instrument-specific credit risk were estimated by incorporating our current default and loss severity assumptions for the purchase price earn-out. These assumptions are based on historical performance and performance expectations over the term of the underlying instrument.